Income Tax - Schedule of Provision for Income Tax (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current
Hong Kong		$ 151,155
Deferred
Hong Kong	(363,109)	(13,765)	$ 28,347
Total	$ (363,109)	$ 137,390	$ 157,047